CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (UNAUDITED)

	Geographic	Acquisition			Percentage of
Investment Funds (89.87%)	Region	Date	Cost	Fair Value	Net Assets
Co-Investments (16.10%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	9/28/2018	$10,296,062	$15,813,080	1.36%
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	2/15/2018	4,325,267	30,445,881	2.62%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	6/29/2018	15,583,198	16,233,092	1.40%
Carlyle Interlink Coinvestment, L.P.(a)(b)(c)	North America	10/15/2013	1,864,213	2,899,569	0.25%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	11/11/2016	125,679	444,658	0.04%
Carlyle RDSL Coinvestment, L.P.(a)(b)(c)	South America	9/30/2015	10,703,209	17,628,647	1.52%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9/30/2015	9,180,000	8,490,263	0.73%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	12/28/2017	5,066,895	10,783,080	0.93%
CEMOF II Master Co-Investment Partners, L.P.(a)(b)	North America	9/12/2016	5,700,325	7,190,830	0.62%
Matador Co-Investment SCSp(a)(b)(c)	Europe	9/30/2019	5,284,161	6,279,452	0.54%
Nash Coinvestment, L.P.(a)(b)(c)	Africa	10/10/2017	7,069,082	13,697,228	1.18%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	6/23/2017	4,492,463	18,182,083	1.56%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	1/30/2018	14,206,022	39,032,890	3.36%
Total Co-Investments			93,896,576	187,120,753

Primary Investments (43.60%)
AlpInvest Atom Fund (Onshore), L.P.(a)(b)(c)	North America	1/8/2022	2,600,000	2,600,000	0.22%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(b)(c)	North America	11/13/2017	17,549,584	33,592,541	2.89%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	5/23/2016	11,754,151	6,936,128	0.60%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	5/25/2014	33,544,664	31,975,724	2.75%
Carlyle Asia Partners V, L.P.(a)(b)(c)	Asia/Pacific	10/30/2017	52,555,306	58,587,816	5.04%
Carlyle Europe Partners V, L.P.(a)(c)	Europe	4/23/2018	23,701,749	26,916,916	2.32%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	3/28/2015	14,155,811	17,296,178	1.49%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	11/30/2018	21,808,349	35,373,433	3.04%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	6/30/2014	8,832,175	14,397,477	1.24%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(c)	Global	6/30/2017	22,767,237	31,632,955	2.72%
Carlyle International Energy Partners II, S.C.Sp.(a)(b)(c)	Global	11/30/2018	7,435,068	8,249,548	0.71%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	3/12/2014	27,061,878	34,283,404	2.95%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	9/20/2013	8,462,002	12,584,619	1.08%
Carlyle Partners VII, L.P.(a)(b)(c)	North America	11/29/2017	97,176,410	112,238,680	9.66%
Carlyle Partners VIII, L.P.(a)(b)(c)	North America	9/10/2021	3,240,579	2,081,635	0.18%
Carlyle Structured Credit Fund, L.P.(a)(b)(c)	North America	4/17/2017	13,514,463	4,840,894	0.42%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(c)	Europe	6/6/2019	9,116,277	10,477,826	0.90%
Golub Capital Partners 10, L.P.(a)(b)(c)	North America	10/1/2016	13,125,000	12,730,840	1.10%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	3/31/2016	5,045,521	7,459,442	0.64%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	9/16/2019	3,729,657	5,925,783	0.51%
Riverside Micro-Cap Fund VI, L.P.(a)(b)(c)	North America	4/30/2022	0	(201,554)	(0.02)%
Spring Bridge Partners, L.P.(a)(c)	North America	9/17/2019	5,680,184	14,134,078	1.22%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	3/18/2022	8,333,794	8,545,971	0.74%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	8/31/2020	6,759,213	6,643,178	0.57%
Warburg Pincus Financial Sector II, L.P.(a)(c)	North America	6/10/2022	7,250,000	7,262,236	0.62%
Total Primary Investments			425,199,072	506,565,748

Secondary Investments (30.17%)
Access Holdings (FPG), L.P.(a)(b)(c)	North America	7/22/2021	$7,350,201	$9,497,444	0.82%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	6/2/2021	1,754,405	2,041,368	0.18%
ASP Helios III, L.P.(a)(b)(c)	Europe	4/29/2022	13,677,974	13,677,974	1.18%

	Geographic	Acquisition			Percentage of
Investment Funds (89.87%) (continued)	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (30.17%) (continued)
Audax Private Equity Fund, L.P.(a)(b)	North America	9/30/2016	$0	$28,627	0.00%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	10/23/2020	0	208,024	0.02%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	4/2/2014	138,979	38,640	0.00%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(c)	North America	4/1/2021	4,179,470	6,843,917	0.59%
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	9/1/2013	298,540	10,353	0.00%(d)
Carlyle Asia Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/1/2013	127,118	151,298	0.01%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	526	121,379	0.01%
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	12/30/2014	673,103	1,851,863	0.16%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(b)(c)	Asia/Pacific	12/31/2018	229,700	2,919,053	0.25%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	5/24/2017	1,430,440	1,174,484	0.10%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	10/31/2017	333,348	223,907	0.02%
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(c)	North America	9/30/2016	20,506	1,552,434	0.13%
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	765,206	19,654	0.00%(d)
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	7/1/2013	833,413	609,542	0.05%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)(c)	Europe	4/2/2014	2,402,387	147,988	0.01%
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	6/30/2014	22,996	3,103	0.00%(d)
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	12/31/2018	0	36,591	0.00%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	1/24/2022	10,644,149	9,605,064	0.83%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	1/24/2022	4,788,364	5,307,887	0.46%
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)	Global	4/2/2014	1,621	789	0.00%(d)
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	12/31/2017	2,626,385	6,516,126	0.56%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	6/30/2014	0	375,954	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	8/29/2014	1,418,216	478,040	0.04%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	12/29/2017	6,592,665	7,999,461	0.69%
Carlyle MENA Partners, L.P.(a)(b)(c)	Middle East/North Africa	9/28/2018	324,643	724,135	0.06%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	12/30/2015	7,568,929	474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)	North America	4/2/2014	644,845	756,000	0.07%
Carlyle Partners V, L.P.(a)(b)(c)	North America	6/28/2013	9,852,234	12,562,836	1.08%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)	North America	8/31/2014	200,441	274,587	0.02%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	7/6/2016	9,229	5,392,872	0.46%
Carlyle Realty Partners V, L.P.(a)(c)	North America	10/11/2017	157,023	188,623	0.02%
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	4/25/2018	117,269	199,004	0.02%
Carlyle South America Buyout Fund, L.P.(a)(b)(c)	South America	10/31/2017	2,353,562	2,323,375	0.20%
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	8/16/2013	236,828	125,025	0.01%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	8/16/2013	4,323,504	3,165,493	0.27%
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	4/2/2014	1,030	116,178	0.01%
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)(b)	North America	3/4/2016	0	35,868	0.00%(d)
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)(b)	North America	3/15/2019	118	71,530	0.01%
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)(c)	North America	3/20/2018	4,581,310	5,333,264	0.46%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	12/31/2018	0	82,248	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	264,481	9,221	0.00%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	9/30/2014	2,054,152	133,777	0.01%
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	7/1/2018	111,270	1,297,407	0.11%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	10/17/2019	0	46,635	0.00%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	7/1/2018	0	251,837	0.02%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	6/13/2016	0	141,771	0.01%
Cerberus International, Ltd. Class A(a)(b)	North America	7/1/2018	0	116,170	0.01%
Euro Wagon II, L.P.(a)(b)	North America	7/1/2016	0	87,829	0.01%
FB HA Holdings, L.P.(a)(b)	North America	8/30/2021	5,033,173	5,000,000	0.43%
Forward Ventures IV, L.P.(a)(b)	North America	3/29/2019	0	2,027,841	0.17%
Garrison Opportunity Fund II A, LLC(a)(b)	North America	10/4/2017	5,098,536	13,711,405	1.18%
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	10/4/2017	0	6,830	0.00%(d)

	Geographic	Acquisition			Percentage of
Investment Funds (89.87%) (continued)	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (30.17%) (continued)
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	$148,676	$41,303	0.00%(d)
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	619,493	164,238	0.01%
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	9/1/2020	23,917	9,654,109	0.83%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	12/30/2015	1,878,312	2,076,430	0.18%
Laverne Buyer Holdings I, LLC(a)(b)	North America	4/10/2018	0	2,627,804	0.23%
Laverne Buyer Holdings II, LLC(a)(b)	North America	4/10/2018	0	1,037,078	0.09%
Laverne Buyer Holdings III, LLC(a)(b)	North America	4/10/2018	5,964,085	6,256,727	0.54%
Laverne Buyer Holdings V, LLC(a)(b)	North America	4/10/2018	1,327,464	3,253,681	0.28%
MENA Coinvestment, L.P.(a)(b)	Middle East/North Africa	4/2/2014	260,361	402,260	0.03%
Neoma Private Equity Fund IV, L.P. (a)(b)(c)	Middle East/North Africa	12/31/2017	6,615,583	2,795,513	0.24%
New Enterprise Associates 10, L.P.(a)(b)	North America	4/5/2017	0	131,327	0.01%
New Enterprise Associates 9, L.P.(a)(b)	North America	9/30/2016	0	19,034	0.00%(d)
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	12/29/2014	20,452,401	13,457,734	1.16%
OCM Opportunities Fund VII (Cayman), Ltd.(a)	North America	10/17/2019	97,255	127,782	0.01%
OCM Opportunities Fund VII, L.P.(a)	North America	10/17/2019	8,734	11,666	0.00%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(c)	North America	10/17/2019	139	11,247	0.00%(d)
OCM Opportunities Fund VIIb, L.P.(a)(c)	North America	10/17/2019	0	954	0.00%(d)
Passero 18, L.P.(a)(b)(c)	North America	6/22/2018	23,421,155	35,969,178	3.10%
Pegasus WSJLL Fund, L.P. LLC(a)(b)(c)	North America	12/15/2021	12,778,537	12,620,605	1.09%
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	10/16/2017	0	3,655	0.00%(d)
PIMCO Bravo Fund, L.P.(a)(b)	North America	10/16/2017	0	19,538	0.00%(d)
Revelstoke EPIC Fund I, L.P.(a)(b)(c)	North America	8/26/2019	13,198,445	26,718,676	2.30%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	5/1/2019	103,340	10,909,014	0.94%
Riverstone Global Energy and Power Fund V, L.P.(a)(b)(c)	North America	9/30/2014	17,838,368	8,468,290	0.73%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	9/30/2014	5,215,569	116,431	0.01%
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(c)	North America	11/12/2014	740,788	49,486	0.00%(d)
SCP Private Equity Fund I, L.P.(a)(b)	North America	8/30/2018	139,638	171,294	0.01%
SCP Real Assets Fund I, L.P.(a)(b)	North America	8/30/2018	31,882	32,050	0.00%(d)
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	9/30/2016	0	7,826	0.00%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	12/31/2016	1,832,025	4,446,650	0.38%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	12/31/2016	122,510	291,580	0.03%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	12/31/2016	1,917,818	18,391,410	1.58%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	12/31/2016	168,691	1,537,564	0.13%
Styx International, Ltd. Series 1(a)(b)	North America	7/1/2018	212,242	301,055	0.03%
Styx International, Ltd. Series 4(a)(b)	North America	7/1/2018	100,074	141,949	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	7/1/2018	46,348	65,743	0.01%
TPG AAF Partners N-A, L.P.(a)(b)(c)	North America	6/22/2021	4,897,285	5,964,889	0.51%
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	8/7/2019	10,409,062	14,482,372	1.25%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	9/28/2018	2,178,390	2,895,166	0.25%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	9/29/2017	25,287,264	17,726,676	1.53%
Warrior Buyer Holdings, LLC(a)(b)	North America	10/2/2018	20,985,547	18,160,027	1.56%
WLR Recovery IV, L.P.(a)(b)(c)	North America	7/1/2016	0	2,882,426	0.25%
Total Secondary Investments			282,263,687	350,540,104

Total Investment Funds			$801,359,335	$1,044,226,605

	Geographic	Acquisition	Shares/Par			Percentage of
Direct Investments (0.29%)	Region	Date	Value	Cost	Fair Value	Net Assets
Interlink Maritime Corp.(a)(b)(e)	North America	6/13/2014	80,000	$3,000,000	$3,410,544	0.29%

Total Direct Investments				$3,000,000	$3,410,544

Short-Term Investments (9.89%)	Cost	Fair Value
Money Market Funds (9.89%)
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.97%(f)	7,384,973	7,384,973
Fidelity Treasury Only Money Market Fund, 0.72%(f)	34,225,342	34,225,342
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 1.05%(f)	34,243,294	34,243,294
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.94%(f)	34,238,468	34,238,468
Morgan Stanley Institutional Liquidity Fund, Class I, 1.34%(f)	4,877,490	4,877,490

Total Money Market Funds	114,969,567	114,969,567

Total Short-Term Investments	$114,969,567	$114,969,567

Total Investments (100.06%)	$919,328,902	$1,162,606,716
Liabilities In Excess of Other Assets (-0.06%)		(641,538)
Net Assets (100.00%)		$1,161,965,178

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,047,637,149, which represents approximately 90.16% of net assets as of June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund held unfunded commitments in the investment as of June 30, 2022. Total unfunded commitments amount to $430,457,924 as of June 30, 2022.
(d)	Rounds to less than 0.005%
(e)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.29% of Net Assets. The total value of these securities is $3,410,544.
(f)	The rate shown is the annualized 7-day yield as of June 30, 2022.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2022	Fund Delivering	U.S. $ Value at June 30, 2022	Unrealized Appreciation/ (Depreciation)
FXC	09/21/22	USD	19,983,140	BRL	19,134,098	$849,042
						$849,042

Investments as of June 30, 2022

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	16.10%
Primary Investments	43.60%
Secondary Investments	30.17%
Total Investment Funds	89.87%
Direct Investments	0.29%
Short-Term Investments
Money Market Fund	9.89%
Total Investments	100.06%
Liabilities in excess of other assets	(-0.06%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

Notes to Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in orderly timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of June 30, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments	$–	$–	$3,410,544	$3,410,544
Short-Term Investments	114,969,567	–	–	114,969,567
TOTAL	$114,969,567	$–	$3,410,544	$118,380,111
Other Financial Instruments
Forward Foreign Currency Contracts	$–	$849,042	$–	$849,042
TOTAL	$–	$849,042	$–	$849,042

The Master Fund held Investment Funds with a fair value of $1,044,226,605, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2021, as investments in Investment Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.